Disclosure of detailed information about deferred tax assets expiration (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 1	$ 557
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 2	713
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 3	18,313
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 4	19,098
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 5	18,870
Deferred Income Taxes Disclosure Of Detailed Information About Deferred Tax Assets Expiration 6	$ 19,811